Financial Risk Management (Details 5) - Financial Liabilities [Member] - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Liabilities
Financial liabilities	$ 374,501	$ 354,095
Within 12 months [Member]
Liabilities
Financial liabilities	271,077	261,882
Between 1 and 5 years [Member]
Liabilities
Financial liabilities	122,685	109,737
Over 5 years [Member]
Liabilities
Financial liabilities		2,556
Contractual cash flow [Member]
Liabilities
Financial liabilities	393,762	374,175
Bank borrowings [Member]
Liabilities
Financial liabilities	160,813	133,699
Bank borrowings [Member] | Within 12 months [Member]
Liabilities
Financial liabilities	68,163	54,251
Bank borrowings [Member] | Between 1 and 5 years [Member]
Liabilities
Financial liabilities	110,507	94,516
Bank borrowings [Member] | Over 5 years [Member]
Liabilities
Financial liabilities	0	2,556
Bank borrowings [Member] | Contractual cash flow [Member]
Liabilities
Financial liabilities	178,670	151,323
Bank borrowings Principal [Member]
Liabilities
Financial liabilities	160,813	133,699
Bank borrowings Principal [Member] | Within 12 months [Member]
Liabilities
Financial liabilities	59,801	48,191
Bank borrowings Principal [Member] | Between 1 and 5 years [Member]
Liabilities
Financial liabilities	101,012	82,998
Bank borrowings Principal [Member] | Over 5 years [Member]
Liabilities
Financial liabilities	0	2,510
Bank borrowings Principal [Member] | Contractual cash flow [Member]
Liabilities
Financial liabilities	160,813	133,699
Bank borrowings Interest [Member]
Liabilities
Financial liabilities	0	0
Bank borrowings Interest [Member] | Within 12 months [Member]
Liabilities
Financial liabilities	8,362	6,060
Bank borrowings Interest [Member] | Between 1 and 5 years [Member]
Liabilities
Financial liabilities	9,495	11,518
Bank borrowings Interest [Member] | Over 5 years [Member]
Liabilities
Financial liabilities	0	46
Bank borrowings Interest [Member] | Contractual cash flow [Member]
Liabilities
Financial liabilities	17,857	17,624
Derivative financial instruments [Member]
Liabilities
Financial liabilities	3,122	1,211
Derivative financial instruments [Member] | Within 12 months [Member]
Liabilities
Financial liabilities	2,468	726
Derivative financial instruments [Member] | Between 1 and 5 years [Member]
Liabilities
Financial liabilities	654	485
Derivative financial instruments [Member] | Over 5 years [Member]
Liabilities
Financial liabilities	0	0
Derivative financial instruments [Member] | Contractual cash flow [Member]
Liabilities
Financial liabilities	3,122	1,211
Trade and other payables [Member]
Liabilities
Financial liabilities	191,885	200,929
Trade and other payables [Member] | Within 12 months [Member]
Liabilities
Financial liabilities	190,449	197,331
Trade and other payables [Member] | Between 1 and 5 years [Member]
Liabilities
Financial liabilities	1,436	3,598
Trade and other payables [Member] | Over 5 years [Member]
Liabilities
Financial liabilities	0	0
Trade and other payables [Member] | Contractual cash flow [Member]
Liabilities
Financial liabilities	191,885	200,929
Amount due to related parties [Member]
Liabilities
Financial liabilities	18,681	18,256
Amount due to related parties [Member] | Within 12 months [Member]
Liabilities
Financial liabilities	9,997	9,574
Amount due to related parties [Member] | Between 1 and 5 years [Member]
Liabilities
Financial liabilities	10,088	11,138
Amount due to related parties [Member] | Over 5 years [Member]
Liabilities
Financial liabilities	0	0
Amount due to related parties [Member] | Contractual cash flow [Member]
Liabilities
Financial liabilities	$ 20,085	$ 20,712